Accounts Receivable	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Accounts Receivable
Note 3 — Accounts Receivable

Accounts receivable consisted of the following:

	December 31,	December 31,
	2015	2014
Gaming revenues receivable	$1,460,251	$1,529,052

As of December 31, 2015, accounts receivable were due from two casino operators and one gaming promoter and were 41%, 35% and 24% of total receivables, respectively. As of December 31, 2014, accounts receivable were due from four casino operators and were 59%, 33%, 5% and 3% of total receivables, respectively.